Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Cash Flows from Operating Activities:
Net loss	$ (189,440)	$ (1,521,063)	$ (4,328,318)	$ (7,115,159)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,916	5,544
Amortization of debt discounts	82,827	88,956	196,961	95,257
Accretion of premium on convertible note	219,089	157,055	435,909	595,513
Share-based compensation expense	132,413	158,486	127,277	481,583
Shares issued for conversion fees	6,830
Default penalty		31,500
Fee notes issued	17,500	132,000	253,000	235,500
(Gain) on debt extinguishment	(1,337,694)	(146,375)
(Gain) on settlement of accounts payable and accrued expenses	(28,294)	(11,113)	(11,113)	(71,681)
Loss on derivative, change in fair market value	25,160
Net loss (gain) on conversion of notes
Loan fee expenses	2,670
Stock based fee, upon conversion of notes			22,222
Amortization and depreciation			11,088	276,276
Default penalties charged			49,000
Net debt extinguishment loss on conversion of notes				14,057
Net debt extinguishment loss from note amendments			1,003,705
Note issued for expenses				15,000
Derivative expense				24,733
Intangible impairment				3,420,624
Changes in operating assets and liabilities:
Accounts receivable	141,847	482,629	442,339	823,854
Inventory	(67,907)	(353,288)	73,959	414,548
Prepaid expenses and other current assets	27,990	47	(30,856)	42,240
Right of use lease asset	26,699		17,778
Accounts payable and accrued expenses	369,873	1,329,625	1,395,156	129,006
Settlements payable		(131,724)	(131,724)	(486,681)
Right of use lease liability	(26,108)		17,383
Cash Provided by (Used in) Operating Activities	(591,628)	222,279	(491,000)	(1,105,330)
Cash Flows from Investing Activities:
Purchase of Demonstration drones (PPE)				(15,606)
Cash Used in Investing Activities				(15,606)
Cash Flows from Financing Activities:
Proceeds from issuance of shares	1,155,032
Net proceeds from convertible notes payable	240,000		292,500	115,000
Repayments convertible notes	(18,000)
Net proceeds from note payable	166,777
Repayments promissory notes	(70,000)
Net proceeds from note payable, related party	50,000
Repayment note payable, related party	(28,429)
Repayments, Seller's note payable	(9,000)
Repayment of line of credit	(3,561)	(525)	(2,947)	(1,359)
Net proceeds from loan and factoring notes	585,715	150,000
Repayment of factoring notes	(464,289)	(313,708)
Proceeds from line of credit - related parties		57,850	64,940	889,595
Repayment of convertible notes - related party	(945,227)	(72,803)
Proceeds from sale of stock			264,637
Proceeds from loans and notes payable			1,020,115	295,791
Repayments on loans and notes payable			(675,770)	(33,580)
Proceeds convertible note payable – related party				17,000
Repayment of loans and line of credit - related parties			(458,303)	(120,125)
Cash (Used in) Provided by Financing Activities	659,018	(179,186)	505,182	1,162,322
Net Increase in Cash	67,390	43,093	14,182	41,386
Cash - beginning of period	164,014	149,832	149,832	108,446
Cash - end of period	231,404	192,925	164,014	149,832
Cash paid for:
Interest		84,895		186,729
Taxes
Supplemental disclosure of noncash financing and investing activities:
Issuance of common stock for conversion of convertible notes and accrued interest	612,468	24,370
Reclassification of debt premium upon conversion of convertible debt	478,894	16,276
Debt discounts recorded	$ 162,283	$ 58,500
Right of use asset			156,554
Debt discounts
Capitalization of convertible note accrued interest to principal			8,870
Issuance of convertible debt for settlement of accounts payable				90,000
Issuance of settlement payable to satisfy accounts payable and accrued expenses				500,000
Third Party insurance funding
Conversion of fees and accrued interest to convertible note payable			3	537,643
Default penalties recorded as debt discount
Original issue discounts notes			201,201	110,840
Issuance of common stock for note conversions			445,184
Issuance of common stock for accrued interest of note			16,876	470,476
Reclassification of debt premium upon note conversions			402,503
Initial derivative liabilities recorded as debt discount for notes issued				62,500
Reclassification of derivative liabilities to equity upon conversion				78,471
3(a)(10) debt settlements including related costs				450,939
Issuance of common stock upon cashless exercise of warrants				$ 138,430